Warrant liabilities - Schedule of Derivative Liabilities at Fair Value (Details) $ in Thousands	9 Months Ended
Sep. 30, 2026 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Change in fair value of warrant liability	$ (666)
Foreign currency remeasurement	17
Pre-Funded Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Change in fair value of warrant liability	(267)
Foreign currency remeasurement	7
Common Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Change in fair value of warrant liability	(399)
Foreign currency remeasurement	10
Warrant
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Initial balance	9,859
Ending balance	9,210
Warrant | Pre-Funded Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Initial balance	6,639
Ending balance	6,379
Warrant | Common Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Initial balance	3,220
Ending balance	$ 2,831